Stockholders' Equity (Details)			1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 07, 2019 shares	Mar. 04, 2019 shares	Feb. 28, 2019	Sep. 30, 2020 $ / shares shares	Dec. 31, 2019 Days $ / shares shares	Dec. 31, 2018 $ / shares shares	Nov. 30, 2018 shares
Stockholders' Equity (Textual)
Preferred stock, shares authorized				1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Description of effected a stock dividend			The Company effected a stock dividend of 718,750 shares of Class B Common Stock. As of March 4, 2019, there were 6,468,750 shares of Class B Common Stock outstanding (up to 843,750 shares of which were subject to forfeiture to the extent the underwriters did not exercise their over-allotment option).
Underwriting agreement purchase		800,917		3,375,000	3,375,000
Conversion of stock, Description					The number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20%.
Warrant [Member]
Stockholders' Equity (Textual)
Warrant, Description				The Warrants became exercisable 30 days after the completion of the Business Combination o; provided in each case that the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the Warrants and a current prospectus relating to them is available and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder (or the Company permits holders to exercise their Warrants on a cashless basis under the circumstances specified in the warrant agreement). The Company filed with the SEC a registration statement for the registration, under the Securities Act, of the shares of common stock issuable upon exercise of the Warrants. The Company will use its best efforts to cause the same to become effective, but in no event later than 60 business days after the closing of the Business Combination, and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the Warrants in accordance with the provisions of the warrant agreement.	(i) 30 days after the completion of the Initial Business Combination and (ii) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the shares of Class A common stock issuable upon exercise of the Warrants and a current prospectus relating to them is available and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder (or the Company permits holders to exercise their Warrants on a cashless basis under the circumstances specified in the warrant agreement).
Warrants for redemption, Description				• in whole and not in part; • at a price of $0.01 per Warrant; • upon a minimum of 30 days’ prior written notice of redemption; and • if, and only if, the last reported sale price of the Company’s common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrantholders.
Number of trading days | Days					10
Conversion of stock, Description				The Initial Public Offering based on the redemption date and the “fair market value” of the Company’s common stock, upon a minimum of 30 days’ prior written notice of redemption and if, and only if, the last reported sale price of the Company’s common stock equals or exceeds $10.00 per share (as adjusted per share splits, share dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the warrantholders. The “fair market value” of the Company’s common stock is the average last reported sale price of the Company’s common stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of Warrants.	The Initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), the exercise price of the Warrants will be adjusted (to the nearest cent) to be equal to 115% of the Newly Issued Price.
Preferred Stock [Member]
Stockholders' Equity (Textual)
Preferred stock, shares authorized					1,000,000
Common Stock Class A
Stockholders' Equity (Textual)
Common stock, shares authorized				200,000,000	200,000,000	200,000,000
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued				23,300,917	23,300,917
Common stock, shares outstanding				23,300,917	23,300,917
Common stock, permanent equity				21,891,375	22,366,276
Common Stock Class B
Stockholders' Equity (Textual)
Common stock, shares authorized				20,000,000	20,000,000	20,000,000
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued					5,825,230		5,750,000
Common stock, shares outstanding		6,468,750		5,825,230	5,825,230
Common stock subject to forfeiture shares		843,750
Underwriting agreement purchase		800,917
Shares forfeited	643,520